Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Summary of total compensation to key management

	2021	2020
	$	$
Salaries – key management	3,049,501	2,148,420
Pension contributions	59,377	18,529
Fees – Board of Directors	187,600	150,000
Share-based compensation – officers	6,182,573	1,989,144
Share-based compensation – Board of Directors	2,338,650	846,410
Other benefits – key management	237,903	544,402
Total compensation	12,055,604	5,696,905